COMMITMENTS AND CONTINGENCIES (Schedule of Operating Lease Commitments) (Details) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
COMMITMENTS AND CONTINGENCIES [Abstract]
2016	$ 833	¥ 5,396
2017	607	3,931
2018	597	3,865
2019	$ 258	¥ 1,664
2020 and thereafter
Operating lease commitments due	$ 2,294	¥ 14,856